Trade and Other Receivables - Schedule of Reconciliation of Changes to Allowance for Doubtful Account (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes to allowance for doubtful account [Abstract]
Balance, beginning of the year	CAD 28.2	CAD 20.9
Provision for doubtful accounts	11.6	17.0
Deductions	(8.7)	(8.0)
Impact of foreign exchange	(2.0)	(1.7)
Balance, end of the year	CAD 29.1	CAD 28.2